Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 12,749	¥ 1,067	¥ 159
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	[1]	11,878	0	0
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		2,331
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets			¥ 1,099	¥ 109
Property, Plant and Equipment, Other Types | Property under Facility Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		31,205
Property, Plant and Equipment, Other Types | Coal-biomass co-fired power plants [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets		¥ 19,564

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2020, 2021 include write-downs of ¥109 million and ¥1,099 million of hotels, respectively. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,206 million of property under facility operations and others held by subsidiaries and ¥2,331 million of two aircrafts.